ORGANIZATION AND NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

Note 1: ORGANIZATION AND NATURE OF BUSINESS

Organization

Lazex Inc. (“Lazex”) was incorporated under the laws of the State of Nevada on July 12, 2015. On August 23, 2019, the majority owner of Lazex entered into a Stock Purchase Agreement with Slinger Bag Americas Inc., a Delaware corporation (“Slinger Bag Americas”), which was 100% owned by Slinger Bag Ltd. (“SBL”), an Israeli company. In connection with the Stock Purchase Agreement, Slinger Bag Americas acquired 50,000 shares of common stock of Lazex for $332,239. On September 16, 2019, SBL transferred its ownership of Slinger Bag Americas to Lazex in exchange for the 50,000 shares of Lazex acquired on August 23, 2019. As a result of these transactions, Lazex owned 100% of Slinger Bag Americas and the sole shareholder of SBL owned 50,000 shares of common stock (approximately 82%) of Lazex. Effective September 13, 2019, Lazex changed its name to Slinger Bag Inc.

On October 31, 2019, Slinger Bag Americas acquired control of Slinger Bag Canada, Inc., (“Slinger Bag Canada”) a Canadian company incorporated on November 3, 2017. There were no assets, liabilities or historical operational activity of Slinger Bag Canada.

On February 10, 2020, Slinger Bag Americas became the 100% owner of SBL, along with SBL’s wholly owned subsidiary Slinger Bag International (UK) Limited (“Slinger Bag UK”), which was formed on April 3, 2019. On February 10, 2020, the owner of SBL, contributed Slinger Bag UK to Slinger Bag Americas for no consideration.

On June 21, 2021, Slinger Bag Americas entered into a membership interest purchase agreement with Charles Ruddy to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”). On December 5, 2022, the Company sold 75% of Foundation Sports back to the original sellers. As a result, at that time, the Company recorded a loss on the sale and deconsolidated Foundation Sports.

On February 2, 2022, the Company entered into a share purchase agreement with Flixsense Pty, Ltd. (“Gameface”). As a result of the share purchase agreement, Gameface would become a wholly owned subsidiary of the Company.

On February 22, 2022, the Company entered into a merger agreement with PlaySight Interactive Ltd. (“PlaySight”) and Rohit Krishnan (the “Shareholders’ Representative”). As a result of the merger agreement, PlaySight would become a wholly owned subsidiary of the Company. In November 2022, the Company sold PlaySight and recorded a loss on the sale.

On May 16, 2022, the Company changed its domicile from Nevada to Delaware. On April 7, 2022, the Company effected a name change to Connexa Sports Technologies Inc. We also changed our ticker symbol, “CNXA”.

On June 14, 2022, the Company effected a 1-for-10 reverse stock split, where the Company’s common stock began to trade on a reverse split adjusted basis. No fractional shares were issued in connection with the reverse stock split and all such fractional interests were rounded up to the nearest whole number of shares of common stock. All references to the outstanding stock have been retrospectively adjusted to reflect this reverse split. The Company also consummated a public offering of shares of its common stock and the listing of its common stock on the Nasdaq Capital Market.

On July 26, 2023, the Company received a letter from the Listing Qualifications Department of Nasdaq indicating that the Company’s stockholders’ equity as reported in its Quarterly Report on Form 10-Q for the quarterly period ended January 31, 2023 did not satisfy the continued listing requirement under Nasdaq Listing Rule 5550(b)(1), which requires that a listed company’s stockholders’ equity be at least $2.5 million (the “Minimum Stockholders’ Equity Requirement”). In addition, the Company did not meet the alternatives of listed securities or net income from continuing operations as of the date of the letter. The Company timely submitted a compliance plan to the Panel and on August 23, 2023 received notice from Nasdaq that it has until January 22, 2024 to demonstrate compliance with the Minimum Stockholders’ Equity Requirement. On January 22, 2024, the Company consummated and received a cash investment of $16,500,000 (as described in more detail below), which increased the Company’s stockholder equity to $4,045,326, which has brought the Company back into compliance with the Minimum Stockholders’ Equity Requirement. On January 30, 2024, the Company received a letter from Nasdaq confirming that following the receipt of a an investment of $16.5 million as disclosed in the Company’s current report filed on Form 8-K on January 24, 2024 (i) the Company has regained compliance with the minimum shareholder equity requirement in Listing Rule 5550(b)(1) (the “Equity Rule”), as required by the Nasdaq Hearing Panel’s decision dated April 12, 2023, and (ii) in application of Listing Rule 5815(d)(4)(B), the Company will be subject to a mandatory panel monitor for a period of one year from the date of such letter. If, within that one-year monitoring period, the Company is no longer in compliance with the Equity Rule, then, notwithstanding Rule 5810(c)(2), the Company will not be permitted to provide Nasdaq with a plan of compliance with respect to such deficiency and Nasdaq will not be permitted to grant additional time for the Company to regain compliance with respect to such deficiency, nor will the Company be afforded an applicable cure or compliance period pursuant to Ruel 5810(c)(3). Instead, Nasdaq will issue a delist determination letter and the Company will have the opportunity to request a new hearing. The Company will have the opportunity to respond/present to the hearing panel as provided by Listing Rule 5815(d)(4)(C) and the Company’s securities may at that time be delisted from Nasdaq.

On November 14, 2023, the Company issued 224,472 shares of Common Stock to Sapir LLC. Sapir LLC is controlled by Aitan Zacharin, an investor relations and financial structuring consultant to the Company who is a party to an amended and restated consulting agreement with the Company dated April 30, 2020 (the “AZ Consulting Agreement”). Pursuant to the AZ Consulting Agreement, the Company owed Mr. Zacharin $127,500 as consulting fee compensation through November 30, 2023 (the “Consulting Fee Compensation”). In addition, the Company granted Mr. Zacharin $127,500 as discretionary compensation (“Discretionary Compensation”) pursuant to Section 2.1(d) of the AZ Consulting Agreement. In consideration of the Consulting Fee Compensation and the Discretionary Compensation, the issuance of shares of Common Stock consisted of (i) 160,338 shares of Common Stock as payment of the Consulting Fee Compensation, and (ii) 64,134 shares of Common Stock as payment of the Discretionary Compensation.

On November 16, 2023, the Company entered into an agreement with Agile Capital Funding (the “ACF Agreement”) pursuant to which the Company sold $693,500 in future receivables to ACF (the “ACF Receivable Amount”) in exchange for $450,000 in cash. The Company agreed to pay ACF $28,895.83 each week until the ACF Receivable Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to ACF under the ACF Agreement, the Company granted to ACF a security interest in the following collateral: all present and future accounts receivable. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On December 6, 2023, the “Company entered into an inducement offer letter agreement (the “Inducement Letter”) with the Armistice Selling Shareholder of certain of the Company’s existing warrants to purchase up to a total of 4,972,203 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), consisting of: (i) 1,410,151 shares of Common Stock issuable upon the exercise of warrants issued on September 28, 2022 each at an exercise price of $3.546 per share with a term of five year (the “September 2022 Five Year Warrants”); (ii) 3,109,563 shares of Common Stock issuable upon the exercise of warrants issued on September 28, 2022 each at an exercise price of $3.546 per share with a term of seven and one half years (the “September 2022 Seven and a Half Year Warrants”); and (iii) 452,489 shares of Common Stock issuable upon the exercise of warrants issued on January 6, 2023 (the “January 2023 Warrants” and, together with the September 2022 Five Year Warrants and the September 2022 Seven and a Half Year Warrants, the “Existing Warrants).

Pursuant to the Inducement Letter, the Armistice Selling Shareholder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 4,972,203 shares of Common Stock at a reduced exercise price of $0.294 per share in consideration of the Company’s agreement to issue new common stock purchase warrants (the “New Warrants”), as described below, to purchase up to an aggregate of 9,944,406 shares of Common Stock (the “New Warrant Shares”). The Company received aggregate gross proceeds of $1,461,827.68 from the exercise of the Existing Warrants by the Holder, before deducting offering expenses payable by us. The transaction closed on December 7, 2023 (the “Closing Date”).

The resale of the shares of the Common Stock underlying the Existing Warrants and 224,472 shares of Common Stock owned by Sapir LLC, a consultant engaged by the Company were registered pursuant to an existing registration statement on Form S-1 (File No. 333-275407), declared effective by the Securities and Exchange Commission (the “SEC”) on December 4, 2023.

The Company also agreed to file a registration statement on Form S-1 (or other appropriate form if it is not then Form S-1 eligible) providing for the resale of the New Warrant Shares issued or issuable upon the exercise of the New Warrants (the “Resale Registration Statement”), within 60 days after the Closing Date, and to use commercially reasonable efforts to have such Resale Registration Statement declared effective by the SEC within 120 days following the Closing Date and to keep the Resale Registration Statement effective at all times until no holder of the New Warrants owns any New Warrants or New Warrant Shares. The Company will have to pay partial liquidated damages pursuant to the Resale Registration Statement provision of the Inducement Letter if certain deadlines and requirements are not met. In the Inducement Letter, the Company agreed not to issue any shares of Common Stock or Common Stock equivalents or to file any other registration statement with the SEC (in each case, subject to certain exceptions) until 60 days after the Closing Date. The Company also agreed not to effect or agree to effect any Variable Rate Transaction (as defined in the Inducement Letter) until one (1) year after the Closing Date (subject to an exception). In addition, the Company agreed in the Inducement Letter to grant the Holder a participation right in future financings until the date the principal amount of a promissory note issued to the Holder in January 2023 and as modified in October 2023 has been fully repaid.

On December 12, 2023, the Company received a letter (“Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Capital Market (“Nasdaq”) informing the Company that because the closing bid price for the Company’s common stock listed on Nasdaq was below $1.00 for 30 consecutive trading days, the Company is not in compliance with the minimum bid price requirement for continued listing on the Nasdaq as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). In accordance with Nasdaq Marketplace Rule 5810(c)(3)(A), the Company has a period of 180 calendar days from December 12, 2023, or until June 10, 2024, to regain compliance with the Minimum Bid Price Requirement. If at any time before June 10, 2024, the closing bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of 10 consecutive trading days (which number days may be extended by Nasdaq), Nasdaq will provide written notification that the Company has achieved compliance with the Minimum Bid Price Requirement, and the matter would be resolved. The Notice also disclosed that in the event the Company does not regain compliance by June 10, 2024, the Company may be eligible for an additional 180-calendar day compliance period. To qualify for additional time, the Company would be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for Nasdaq, with the exception of the bid price requirement, and would need to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split, if necessary. In the event the Company is not eligible for the second grace period, Nasdaq will provide written notice that the Company’s common stock is subject to delisting. If the Company is notified by Nasdaq that its securities will be subject to delisting, the Company may appeal the delisting determination and request a hearing before the Nasdaq Hearings Panel (the “Panel”). If the request for a Panel is timely made, any further suspension or delisting action would be stayed pending the conclusion of the hearing process and expiration of any extension that may be granted by the Panel. There can be no assurance that the Company will be able to satisfy the Nasdaq’s continued listing requirements, regain compliance with the Minimum Bid Price Requirement, the Minimum Stockholders’ Equity Requirement, and maintain compliance with other Nasdaq listing requirements.

There can be no assurance that the Company will be able to satisfy the Nasdaq’s continued listing requirements, regain compliance with the Minimum Bid Price Requirement, and maintain compliance with other Nasdaq listing requirements.

On January 10, 2024, the Company entered into an agreement with Agile Capital Funding, LLC (the “Agile Jan Agreement”) pursuant to which the Company sold $1,460,000 in future receivables to Agile Capital Funding, LLC (the “Agile Jan Receivable Amount”) in exchange for $1,000,000 in cash. The Company agreed to pay Agile Capital Funding, LLC (“Agile”) $52,142.86 each week until the Agile Receivable Amount is paid in full. In order to secure payment and performance of the Company’s obligations to Agile under the Agile Jan Agreement, the Company granted to Agile a security interest in the following collateral: all present and future accounts receivable. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral. The proceeds from the sale of future receivables were used, in part, to pay the outstanding balance of the ACF Receivable Amount (as defined below).

On January 19, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with three investors (the “Investors”) for the issuance and sale to each investor of (i) 2,330,200 shares of common stock (the “Shares”) and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 25,169,800 shares of its common stock at a combined purchase price of $0.20 per share of the common stock for an aggregate amount of approximately $16.5 million (the “Offering”). The Pre-Funded Warrants have an exercise price of $0.00001 per share of common stock and are exercisable beginning on the date stockholder approval is received and effective allowing exercisability of Pre-Funded Warrants under Nasdaq rules until the Pre-Funded Warrants are exercised in full. The aggregate number of Shares to be issued is 6,990,600 and the aggregate number of Pre-Funded Warrants is 75,509,400.

On January 23, 2024, the Company issued 200,000 shares of Common Stock to Smartsports LLC. Smartsports LLC is an investor relations consultant to the Company who is a party to a consulting agreement with the Company dated January 23, 2024 (the “Smartsports Consulting Agreement”). Pursuant to the Smartsports Consulting Agreement, the Company agreed to issue and deliver to Smartsports LLC 200,000 shares of its common stock as a consulting fee for the provision of investor relations services (the “Consulting Fee Compensation”) and use its commercially reasonable efforts to prepare and file with the Securities Exchange Commission a registration statement covering the resale of all of the Shares on Form S-1 as soon as is reasonably practicable.

On January 29, 2024, the Company entered into an agreement with Cedar Advance LLC (the “Cedar Agreement”) pursuant to which the Company sold $1,183,200 in future receivables to Cedar Advance LLC (the “Cedar Receivable Amount”) in exchange for $752,000 in cash. The Company agreed to pay Cedar Advance LLC (“Cedar”) $39,440 each week until the Cedar Receivable Amount is paid in full. In order to secure payment and performance of the Company’s obligations to Cedar under the Cedar Agreement, the Company granted to Cedar a security interest in the following collateral: all present and future accounts receivable. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

The Company operates in the sport equipment and technology business. The Company is the owner of the Slinger Launcher, which is a portable tennis ball launcher as well as other associated tennis accessories and Gameface AI an Australian artificial intelligence sports software company.

The operations of Slinger Bag Inc., Slinger Bag Americas, Slinger Bag Canada, Slinger Bag UK, SBL, and Gameface are collectively referred to as the “Company.”

Basis of Presentation

The accompanying condensed consolidated financial statements of the Company are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). As a result of the transactions described above, the accompanying consolidated financial statements include the combined results of Slinger Bag Inc., Slinger Bag Americas, Slinger Bag Canada, Slinger Bag UK, SBL, and Gameface for the periods ended January 31, 2024 and 2023. The operations of Foundation Sports and PlaySight are included as discontinued operations in our statements of operations as these entities were sold in November 2022 and December 2022 for the period ended July 31, 2022.

Impact of COVID-19 Pandemic

The Company continues to carefully monitor the global COVID-19 pandemic status and its impact on its business. In that regard, while the Company has continued to sell its products it has previously experienced certain minor disruptions in its supply chains. The Company expects the significance of the COVID-19 pandemic, including the extent of its effect on the Company’s financial and operational results, to be dictated by, among other things, the on-going global efforts to contain it. While the Company has not experienced any material disruptions to its business and operations as a result of the COVID-19 pandemic, it is possible such disruptions may occur in the future which may impact its financial and operational results, and which could be material.

Impact of Russian and Ukrainian Conflict

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. We are closely monitoring the unfolding events due to the Russia-Ukraine conflict and its regional and global ramifications. We have one distributor in Russia, which is not material to our overall financial results. We do not currently have operations in Ukraine or Belarus. We are monitoring any broader economic impact from the current crisis. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements. However, to the extent that such military action spreads to other countries, intensifies, or otherwise remains active, such action could have a material adverse effect on our financial condition, results of operations, and cash flows.

Impact of Israel and Hamas Conflict

Because we develop products in Israel and our chief marketing officer is located in Israel, our business and operations are directly affected by economic, political, geopolitical and military conditions affecting Israel. Since the establishment of the State of Israel in 1948, a number of armed conflicts have occurred between Israel and its neighboring countries and other hostile non-state actors. These conflicts have involved missile strikes, hostile infiltrations and terrorism against civilian targets in various parts of Israel, which have negatively affected business conditions in Israel.

On October 7, 2023, Hamas militants and members of other terrorist organizations infiltrated Israel’s southern border from the Gaza Strip and conducted a series of terror attacks on civilian and military targets. Thereafter, these terrorists launched extensive rocket attacks on the Israeli population and industrial centers located along the Israeli border with the Gaza Strip. As of October 11, 2023, such attacks collectively resulted in over 1,200 deaths and over 2,600 injured people, in addition to the kidnapping of a currently indefinite number of civilians, including women and children. Shortly following the attack, Israel’s security cabinet declared war against Hamas.

The intensity and duration of Israel’s current war against Hamas is difficult to predict, and as are such war’s economic implications on the Company’s business and operations and on Israel’s economy in general. On October 9, 2023, the Central Bank of Israel announced its intent to sell up to $30 billion order to protect the New Israeli Shekel (“NIS”) from collapse, however despite the foregoing announcement the NIS weakened to approximately 3.92 NIS for one US dollar as of the same day. In addition, on October 9, 2023, the Tel Aviv-35 stock index of blue-chip companies dropped by 6.4% whereas the benchmark TA-125 index fell by 6.2%. These events may imply wider macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on the Company and its ability to effectively conduct is business, operations and affairs.

It is possible that other terrorist organizations will join the hostilities as well, including Hezbollah in Lebanon, and Palestinian military organizations in the West Bank. In the event that hostilities disrupt the development of our products, our ability to deliver products to customers in a timely manner to meet our contractual obligations with customers and vendors could be materially and adversely affected.

Our commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that are caused by terrorist attacks or acts of war, we cannot assure you that this government coverage will be maintained or that it will sufficiently cover our potential damages. Any losses or damages incurred by us could have a material adverse effect on our business.

As a result of the Israeli security cabinet’s decision to declare war against Hamas, several hundred thousand Israeli reservists were drafted to perform immediate military service. If any of our employees and consultants in Israel are called for service in the current war with Hamas, our operations may be disrupted by such absences, which may materially and adversely affect our business and results of operations. Additionally, the absence of employees of our Israeli suppliers and contract manufacturers due to their military service in the current war or future wars or other armed conflicts may disrupt their operations, in which event our ability to deliver products to customers may be materially and adversely affected.

In addition, popular uprisings in various countries in the Middle East and North Africa have affected the political stability of those countries. Such instability may lead to a deterioration in the political and trade relationships that exist between the State of Israel and these countries, such as Turkey. Moreover, some countries around the world restrict doing business with Israel and Israeli companies, and additional countries may impose restrictions on doing business with Israel and Israeli companies if hostilities in Israel or political instability in the region continues or increases. These restrictions may limit materially our ability to obtain raw materials from these countries or sell our products to companies and customers in these countries. In addition, there have been increased efforts by activists to cause companies and consumers to boycott Israeli goods. Such efforts, particularly if they become more widespread, may materially and adversely impact our ability to sell our products outside of Israel.

Prior to the Hamas attack in October 2023, the Israeli government pursued extensive changes to Israel’s judicial system, which sparked extensive political debate and unrest. In response to such initiative, many individuals, organizations and institutions, both within and outside of Israel, have voiced concerns that the proposed changes may negatively impact the business environment in Israel including due to reluctance of foreign investors to invest or transact business in Israel as well as to increased currency fluctuations, downgrades in credit rating, increased interest rates, increased volatility in security markets, and other changes in macroeconomic conditions. The risk of such negative developments has increased in light of the recent Hamas attacks and the war against Hamas declared by Israel. To the extent that any of these negative developments do occur, they may have an adverse effect on our business, our results of operations and our ability to raise additional funds, if deemed necessary by our management and board of directors.

Note 1: ORGANIZATION AND NATURE OF BUSINESS

Organization

Lazex Inc. (“Lazex”) was incorporated under the laws of the State of Nevada on July 12, 2015. On August 23, 2019, the majority owner of Lazex entered into a Stock Purchase Agreement with Slinger Bag Americas Inc., a Delaware corporation (“Slinger Bag Americas”), which was 100% owned by Slinger Bag Ltd. (“SBL”), an Israeli company. In connection with the Stock Purchase Agreement, Slinger Bag Americas acquired 2,000,000 shares of common stock of Lazex for $332,239. On September 16, 2019, SBL transferred its ownership of Slinger Bag Americas to Lazex in exchange for the 2,000,000 shares of Lazex acquired on August 23, 2019. As a result of these transactions, Lazex owned 100% of Slinger Bag Americas and the sole shareholder of SBL owned 2,000,000 shares of common stock (approximately 82%) of Lazex. Effective September 13, 2019, Lazex changed its name to Slinger Bag Inc.

On October 31, 2019, Slinger Bag Americas acquired control of Slinger Bag Canada, Inc., (“Slinger Bag Canada”) a Canadian company incorporated on November 3, 2017. There were no assets, liabilities or historical operational activity of Slinger Bag Canada.

On February 10, 2020, Slinger Bag Americas became the 100% owner of SBL, along with SBL’s wholly owned subsidiary Slinger Bag International (UK) Limited (“Slinger Bag UK”), which was formed on April 3, 2019. On February 10, 2020, the owner of SBL, contributed Slinger Bag UK to Slinger Bag Americas for no consideration.

On June 21, 2021, Slinger Bag Americas entered into a membership interest purchase agreement with Charles Ruddy to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”). On December 5, 2022, the Company sold 75% of Foundation Sports back to the original sellers. As a result, at that time, the Company recorded a loss on the sale and deconsolidated Foundation Sports. (refer to Note 5 and Note 16). During the year ended April 30, 2022, the Company impaired certain intangible assets and goodwill in the amount of $3,486,599.

On February 2, 2022, the Company entered into a share purchase agreement with Flixsense Pty, Ltd. (“Gameface”). As a result of the share purchase agreement, Gameface would become a wholly owned subsidiary of the Company (refer to Note 5).

On February 22, 2022, the Company entered into a merger agreement with PlaySight Interactive Ltd. (“PlaySight”) and Rohit Krishnan (the “Shareholders’ Representative”). As a result of the merger agreement, PlaySight would become a wholly owned subsidiary of the Company (refer to Note 5). In November 2022, the Company sold PlaySight and recorded a loss on the sale. See Note 16 for further details on the sale of PlaySight.

On May 16, 2022, the Company changed its domicile from Nevada to Delaware. On April 7, 2022, the Company effected a name change to Connexa Sports Technologies Inc. We also changed our ticker symbol, “CNXA”.

The operations of Slinger Bag Inc., Slinger Bag Americas, Slinger Bag Canada, Slinger Bag UK, SBL, and Gameface are collectively referred to as the “Company.”

On June 14, 2022, the Company effected a 1-for-10 reverse stock split, where the Company’s common stock began to trade on a reverse split adjusted basis. No fractional shares were issued in connection with the reverse stock split and all such fractional interests were rounded up to the nearest whole number of shares of common stock. All references herein to the outstanding stock have been retrospectively adjusted to reflect this reverse split. The Company also consummated a public offering of shares of its common stock and the listing of its common stock on the Nasdaq Capital Market.

For further details on PlaySight and Foundation Sports we refer you to our Annual Report on Form 10-K for the year ended April 30, 2022, filed with the Securities and Exchange Commission on May 17, 2023. This Form 10-K and the consolidated financial statements will concentrate on our existing business as reflected in the following paragraph.

The Company operates in the sport equipment and technology business. The Company is the owner of the Slinger Launcher, which is a portable tennis ball launcher as well as other associated tennis accessories and Gameface AI an Australian artificial intelligence sports software company.

Basis of Presentation

The accompanying consolidated financial statements of the Company are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). As a result of the transactions described above, the accompanying consolidated financial statements include the combined results of Slinger Bag Inc., Slinger Bag Americas, Slinger Bag Canada, Slinger Bag UK, SBL, and Gameface for the years ended April 30, 2023 and 2022. The operations of Foundation Sports and PlaySight are included as discontinued operations in our statements of operations as these entities were sold in November 2022 and December 2022 as disclosed in Note 16.

The Company reports Gameface on a one-month calendar lag allowing for the timely preparation of financial statements. Gameface operates on fiscal year end periods as of December 31. This one-month reporting lag is with the exception of significant transactions or events that occur during the intervening period. The Company did not identify any significant transactions during the one month ended April 30, 2023 at Gameface that would need to be disclosed as not included within the Company’s consolidated financial statements.

Impact of COVID-19 Pandemic

The Company has been carefully monitoring the COVID-19 pandemic and its impact on its business. In that regard, while the Company has continued to sell its products and grow its business it did experience certain disruptions in its supply chains. The Company expects the significance of the COVID-19 pandemic, including the extent of its effect on the Company’s financial and operational results, to be dictated by, among other things, its duration, the success of efforts to contain it and the impact of actions taken in response. While the Company has not experienced any material disruptions to its business and operations as a result of the COVID-19 pandemic, it is possible such disruptions may occur in the future which may impact its financial and operational results, and which could be material.

Impact of Russian and Ukrainian Conflict

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. We are closely monitoring the unfolding events due to the Russia-Ukraine conflict and its regional and global ramifications. We have one distributor in Russia, which is not material to our overall financial results. We do not have operations in Ukraine or Belarus. We are monitoring any broader economic impact from the current crisis. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements. However, to the extent that such military action spreads to other countries, intensifies, or otherwise remains active, such action could have a material adverse effect on our financial condition, results of operations, and cash flows.